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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number        811-09911
                                   ---------------------------------------------

                            HUSSMAN INVESTMENT TRUST
--------------------------------------------------------------------------------
               Exact name of registrant as specified in charter)

                             5136 Dorsey Hall Drive
                         Ellicott City, Maryland 21042
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (410) 715-1145
                                                    ----------------------------

Date of fiscal year end:      June 30
                           --------------------------------

Date of reporting period:     July 1, 2007 - June 30, 2008
                           --------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Hussman Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ John P. Hussman
                         -------------------------------------------------------
                              John P. Hussman, President

Date:     August 4, 2008

* Print the name and title of each signing officer under his or her signature.

Name of Fund: Hussman Strategic Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
For shareholder meetings held from July 1, 2007 through June 30, 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       How did the
                                                                                                        Fund Cast
                                                                              Proposed by               its Vote?   Did the Fund
                                        Shareholder                            Issuer or                  For,       vote For or
                   Ticker                 Meeting    Brief Identification      Security    Did the       Against,      Against
   Issuer Name     Symbol      CUSIP       Date      of the Matter Voted On     Holder?    Fund Vote?    Abstain     Management?
----------------------------------------------------------------------------------------------------------------------------------
BT Group           BT        05577E101  07/19/07   Report and accounts         Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Remuneration report         Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Final dividend              Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Reappointment of auditors   Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Remuneration of auditors    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to allot shares   Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to allot shares   Issuer      Yes           For           For
                                                   for cash
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority of purchase own   Issuer      Yes           For           For
                                                   shares
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorise electronic        Issuer      Yes           Abstain       Against
                                                   communications
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority for political     Issuer      Yes           Against       Against
                                                   donations
----------------------------------------------------------------------------------------------------------------------------------
Research in        RIMM      760975102  07/17/07   The election of Directors   Issuer      Yes           For           For
Motion Limited
----------------------------------------------------------------------------------------------------------------------------------
                                                   The re-appointment of       Issuer      Yes           For           For
                                                   Ernst & Young as
                                                   independent auditors fo
                                                   the company and
                                                   authorizing the Directors
                                                   to fix their remuneration
----------------------------------------------------------------------------------------------------------------------------------
                                                   In respect of a             Issuer      Yes           Against       Against
                                                   resolution approving
                                                   certain amendments to the
                                                   company's stock option
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
Qiagen             QGEN      N72482107  07/20/07   Proposal to approve the     Issuer      Yes           For           For
                                                   acquisition of Digenie
                                                   Corporation
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to approve an      Issuer      Yes           For           For
                                                   amendment of the Articles
                                                   of Association of the
                                                   company
----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorize the Board      Issuer      Yes           For           For
                                                   for a period of five
                                                   years, to issue ordinary
                                                   and financing prefrence
                                                   shares or rights to
                                                   subscribe in the capital
                                                   of the company, all as
                                                   for fully described in
                                                   the proxy statement
----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorize the Board      Issuer      Yes           For           For
                                                   for a period of five
                                                   years, to restrict or
                                                   exclude the pre-emption
                                                   rights accruing to the
                                                   company's shareholders
                                                   for up to a maximum of
                                                   50% of the number of
                                                   ordinary shares
----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorize the Board      Issuer      Yes           For           For
                                                   for a period of five
                                                   years, to issue
                                                   preference shares or
                                                   rights to subscribe for
                                                   preference shres in the
                                                   Capital of the company,
                                                   all as more fully
                                                   described in the proxy
                                                   statement
----------------------------------------------------------------------------------------------------------------------------------
Forest             FRX       345838106  08/13/07   Directors recommend a       Issuer      Yes           For           For
Laboratories                                       vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of the 2007        Issuer      Yes           Against       Against
                                                   equity incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of BDO         Issuer      Yes           For           For
                                                   Seidman as  independent
                                                   registered public
                                                   accounting firm
----------------------------------------------------------------------------------------------------------------------------------
Nano-Proprietary,  NNPP      63007X108  09/11/07   Directors recommend a       Issuer      Yes           For           For
Inc                                                vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the amendment    Issuer      Yes           For           For
                                                   to amend and restated
                                                   articles of incorporation
                                                   to eliminate the
                                                   classification of the
                                                   Board of Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the amendment    Issuer      Yes           For           For
                                                   to amend the amended and
                                                   restated bylaws to
                                                   eliminate the
                                                   classification of the
                                                   Board of Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the amendment    Issuer      Yes           Against       Against
                                                   to authorize an additonal
                                                   2,000,000 shares under
                                                   the amended and restated
                                                   2002 equity compensation
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the              Issuer      Yes           For           For
                                                   appointment of Sprouse &
                                                   Anderson as auditor for
                                                   fiscal year 2007
----------------------------------------------------------------------------------------------------------------------------------
Darden             DRI       237194105  09/14/07   Directors recommend a       Issuer      Yes           For           For
Restaurants                                        vote for electionof all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the appointment   Issuer      Yes           For           For
                                                   of KPMG as our
                                                   independent registered
                                                   public accounting firm
                                                   for the fiscal year
                                                   ending May 25, 2008
----------------------------------------------------------------------------------------------------------------------------------
Nike               NKE       654106103  09/17/07   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the extension    Issuer      Yes           Against       Against
                                                   and amendments to the
                                                   Nike Inc long term
                                                   incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the appointment   Issuer      Yes           For           For
                                                   of PriceWaterHouseCoopers
                                                   as independent registered
                                                   Public Accounting Firm
----------------------------------------------------------------------------------------------------------------------------------
General Mills Inc  GIS       370334104  09/24/07   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the appointment of   Issuer      Yes           For           For
                                                   KPMG as General Mills'
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adopt the 2007 Stock        Issuer      Yes           Against       Against
                                                   Compensation Plan
----------------------------------------------------------------------------------------------------------------------------------
Ambient Corp       ABTG      02318N102  09/21/07   Proposal to approve the     Issuer      Yes           For           For
                                                   amendment of the
                                                   company's certificate of
                                                   incorporation to increase
                                                   the number of shares of
                                                   commonstock authorized
                                                   for issuance to
                                                   1,250,000,000 shares
----------------------------------------------------------------------------------------------------------------------------------
Applera Corp       ABI       038020103  10/18/07   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   selection of
                                                   PriceWaterHouseCoopers as
                                                   the independent
                                                   registered Public
                                                   Accounting Firm for the
                                                   fiscal year ending
                                                   6/30/2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of an extension    Issuer      Yes           For           For
                                                   of the term of the
                                                   Applera Corporation 1999
                                                   employee stock purchase
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
Oracle             ORCL      68389X105  11/02/07   Directors recommend a       Issuer      Yes           For           For
Corporation                                        vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal for the approval   Issuer      Yes           Against       Against
                                                   of the adoption of the
                                                   fiscal year 2008
                                                   executive bonus plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to ratify the      Issuer      Yes           For           For
                                                   selection of Ernst &
                                                   Young as indpendent
                                                   registered public
                                                   accounting firm of the
                                                   company for the fiscal
                                                   year ending 5/31/2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   the amendment to the        holder
                                                   corporate bylaws
                                                   establishing a board
                                                   committee on human rights
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   an open source report       holder
----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems     CTXS      177376100  10/18/07   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment to the 2005       Issuer      Yes           Against       Against
                                                   equity incentive plan
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc  CSCO      17275R102  11/15/07   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the amendment    Issuer      Yes           Against       Against
                                                   and extension of the
                                                   2005 stock Incentive Plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the Executive    Issuer      Yes           Against       Against
                                                   incentive plan with
                                                   respect to current and
                                                   future covered employees
                                                   and executive officers
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterhouseCoopers
                                                   as Cisco's independent
                                                   registered public
                                                   accounting firm for the
                                                   fiscal year ending
                                                   7/26/2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal submitted by       Security    Yes           Against       For
                                                   shareholders requesting     holder
                                                   the Board to establish a
                                                   Board Committee on Human
                                                   Rights
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal submitted by a     Security    Yes           Against       For
                                                   shareholder requesting      holder
                                                   that the Board establish
                                                   a pay-for-superior
                                                   performance standard in
                                                   the Company's executive
                                                   compensation plan for
                                                   senior executives
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal submittted by      Security    Yes           For           Against
                                                   shareholders requesting     holder
                                                   the Board to adopt a
                                                   policy that shareholders
                                                   be given the opportunity
                                                   at each annual meeting
                                                   of the shareholders to
                                                   vote on an advisory
                                                   resolution to ratify the
                                                   compensation of the
                                                   named executive officers
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal submitted by       Security    Yes           For           Against
                                                   shareholders requesting     holder
                                                   the Board to publish a
                                                   report to shareholders
                                                   within six months
                                                   providing a summarized
                                                   listing and assessment
                                                   of concrete steps Cisco
                                                   could reasonably take to
                                                   reduce the likelihood
                                                   that its busineess
                                                   practices might enable
                                                   or encourage the
                                                   violation of human
                                                   rights as set forth in
                                                   the accompanying proxy
                                                   statment
----------------------------------------------------------------------------------------------------------------------------------
Western Digital    WDC       958102105  11/06/07   Election of all nominees    Issuer      Yes           For           For
Corp
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of KPMG as
                                                   the independent
                                                   registered public
                                                   accounting firm of the
                                                   company for the year
                                                   ending 06/27/2008
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp     MSFT      594918104  11/13/07   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   selection of Deloitte
                                                   and Touche LLP as the
                                                   company's independent
                                                   auditor
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal -      Security    Yes           For           Against
                                                   adoption of policies on     holder
                                                   internet censorship
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal -      Security    Yes           For           Against
                                                   establishment of Board      holder
                                                   Committee on Human rights
----------------------------------------------------------------------------------------------------------------------------------
The Estee Lauder   EL        518439104  11/09/07   Directors recommend a       Issuer      Yes           For           For
Companies                                          vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the Estee       Issuer      Yes           Against       Against
                                                   Lauder Companies Inc.
                                                   non-employee Director
                                                   share incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of KPMG as
                                                   independent auditors for
                                                   the 2008 fiscal year
----------------------------------------------------------------------------------------------------------------------------------
KLA Tencor Corp    KLAC      482480100  11/15/07   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve an amendment     Issuer      Yes           Against       Against
                                                   to the 2004 equity
                                                   incentive plan(2004
                                                   equity plan) to A.)
                                                   increase the number of
                                                   shares reserved for
                                                   issuance under the 2004
                                                   equity plan by 8,500,000
                                                   shares, B) expand and
                                                   reapprove the list of
                                                   corporate performance
                                                   goals to which the
                                                   vesting of certain
                                                   awards made under the
                                                   plan may be tied and C)
                                                   effect a series of
                                                   technical revisions to
                                                   the plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   independent registered
                                                   public accounting firm
                                                   for the fiscal year
                                                   ending June 30, 2008
----------------------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.  CPB       134429109  11/16/07   Directors recommend an      Issuer      Yes           For           For
                                                   election of all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of the
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
Autozone Inc       AZO       053332102  12/12/07   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of Ernst &     Issuer      Yes           For           For
                                                   Young as independent
                                                   registered public
                                                   accounting firm for the
                                                   2008 fiscal year
----------------------------------------------------------------------------------------------------------------------------------
Respironics Inc    RESP      761230101  11/13/07   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   of Ernst & Young as
                                                   independent registered
                                                   Public Accounting Firm
                                                   for the fiscal year
                                                   ending June 30, 2008
----------------------------------------------------------------------------------------------------------------------------------
Dell Inc           DELL      24702R101  12/04/07   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   independent auditor
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the amended     Issuer      Yes           Against       Against
                                                   and restated 2002 long
                                                   term incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Executive Stockownership    Security    Yes           Against       For
                                                   guidelines                  holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Declaration of Dividend     Security    Yes           Against       For
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co        WAG       931422109  01/09/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appt. of Deloitte &
                                                   Touche as independent
                                                   registered Public
                                                   accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   regarding reports           holder
                                                   disclosing charitable
                                                   contributions
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           For           Against
                                                   regarding                   holder
                                                   shareholder  vote on the
                                                   adoption maintenance or
                                                   extension of any poison
                                                   pill
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   that the chairman of the    holder
                                                   Board be an Independent
                                                   Director who has not
                                                   previously served as an
                                                   exectuive officer of
                                                   Walgreen Co.
----------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings ENR       29266R108  01/21/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
Cognos             COGN      19244C109  01/14/08   The special resolution      Issuer      Yes           For           For
Incorporated                                       approving the
                                                   arrangement under
                                                   section 192 of the
                                                   Canada Business
                                                   corporations act
                                                   involving the acquistion
                                                   by 1361454  Alberta ULC,
                                                   an indirect subsidiary
                                                   of International
                                                   Business Machines
                                                   Corporation, of all of
                                                   the issued and
                                                   outstanding common
                                                   shares of Cognos
                                                   Incorporated in exchange
                                                   for US $58.00 per common
                                                   share, in the form set
                                                   forth in appendix A to
                                                   the managment proxy
                                                   circular dated December
                                                   10, 2007
----------------------------------------------------------------------------------------------------------------------------------
Cabot              CCMP      12709P103  03/04/08   Directors recommend a       Issuer      Yes           For           For
Microelectronics                                   vote for election of all
Corp                                               nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of 500,000         Issuer      Yes           Against       Against
                                                   additional shares for
                                                   the Cabot
                                                   Microelectronics
                                                   corporation employee
                                                   stock purchase plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   selection of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   independent auditors for
                                                   fiscal year 2008
----------------------------------------------------------------------------------------------------------------------------------
ADC                ADCT      000886309  03/06/08   Directors recommend a       Issuer      Yes           For           For
Telecommunications                                 vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to approve the     Issuer      Yes           Against       Against
                                                   2008 global stock
                                                   incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to ratify the      Issuer      Yes           For           For
                                                   appointment of Ernst &
                                                   Young as ADC's
                                                   independent registered
                                                   public acounting firm
                                                   for ADC's fiscal year
                                                   ending October 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc       QCOM      747525103  03/11/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of the
                                                   following nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve amendments to    Issuer      Yes           Against       Against
                                                   the 2006 long term
                                                   incentive plan and an
                                                   increase in the share
                                                   reserve by 115,000,000
                                                   shares
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   indpendent public
                                                   accountants for the
                                                   company's fiscal year
                                                   ending Sept 28, 2008
----------------------------------------------------------------------------------------------------------------------------------
NBTY, Inc          NTY       628782104  02/25/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the NBTY         Issuer      Yes           Against       Against
                                                   executive bonus plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   PriceWaterHouseCoopers
                                                   as indpendent registered
                                                   public accountants for
                                                   the fiscal year ending
                                                   September 30, 2008
----------------------------------------------------------------------------------------------------------------------------------
Parametric         PMTC      699173209  03/05/08   Directors recommend a       Issuer      Yes           For           For
Technology Copr                                    vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Confirm the selection of    Issuer      Yes           For           For
                                                   PriceWaterHouseCoopers
                                                   at PTC's independent
                                                   registered public
                                                   accounting firm for the
                                                   current fiscal year
----------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp     SBUX      855244109  03/19/08   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify selection of         Issuer      Yes           For           For
                                                   Deloitte & Touche
                                                   as  the company's
                                                   independent registered
                                                   public accounting firm
                                                   for fiscal 2008
----------------------------------------------------------------------------------------------------------------------------------
NBTY Inc.          NTY       628782104  02/25/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the NBTY         Issuer      Yes           Against       Against
                                                   executive bonus plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   registered accountants
                                                   for the fiscal year
                                                   ending 9/30/08
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the NBTY,        Issuer      Yes           Against       Against
                                                   Inc. year 2008 stock
                                                   option plan
----------------------------------------------------------------------------------------------------------------------------------
ON Seminconductor  ONNN      682189105  03/12/08   To adopt and approve an     Issuer      Yes           For           For
Corp                                               amendment to On
                                                   Semiconductor
                                                   corporations certificate
                                                   of incorporation to
                                                   incease the number of
                                                   authorized shares of ON
                                                   Semiconductor
                                                   corporation stock from
                                                   600,100,000 shares to
                                                   750,100,000 shares of
                                                   which 100,000 shares
                                                   shall be designated as
                                                   preferred stock, All as
                                                   more fully described in
                                                   the proxy statement
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the issuance     Issuer      Yes           For           For
                                                   of semiconductor
                                                   corporation common stock
                                                   par value $0.01 per
                                                   share pursuant to the
                                                   agreement and plan of
                                                   merger and
                                                   reorganization, dated as
                                                   of December 13, 2007 by
                                                   and among ON
                                                   semiconductor
                                                   corporation Orange
                                                   acquisition corporation
                                                   and AMIS holdings, Inc.,
                                                   as the same may be
                                                   amended from time to time
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve any motion to    Issuer      Yes           For           For
                                                   adjourn or postpone the
                                                   special meeting to
                                                   another time or place if
                                                   necessary to solicit
                                                   additional proxies if
                                                   there are insufficient
                                                   votes at the time of the
                                                   special meeting to
                                                   approve the first two
                                                   poroposal listed above
----------------------------------------------------------------------------------------------------------------------------------
Applied Materials  AMAT      038222105  03/11/08   Directors recommend a       Issuer      Yes           For           For
Inc                                                vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of KPMG as
                                                   Applied Materials
                                                   Independent registered
                                                   public accounting firm
                                                   for fiscal year 2008
----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems Inc  ADBE      00724F101  04/09/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           Against       Against
                                                   amendment and
                                                   restatement of the Adobe
                                                   systems incorporated
                                                   2003 Equity incentive
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of KPMG as
                                                   the company's
                                                   independent registed
                                                   public accounting firm
                                                   for the fiscal year
                                                   ending on November 28,
                                                   2008
----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Company  KO        191216100  04/16/08   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of Ernst &
                                                   Young as Independent
                                                   auditors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           Against       Against
                                                   Coca-Cola Company 2008
                                                   stock option plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner Proposal         Security    Yes           For           Against
                                                   regarding an Advisory       holder
                                                   Vote on Executive
                                                   Compensation
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner Proposal         Security    Yes           Against       For
                                                   regarding an Independent    holder
                                                   Board Chair
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareowner Proposal         Security    Yes           For           Against
                                                   regarding a Board           holder
                                                   Committee on Human Rights
----------------------------------------------------------------------------------------------------------------------------------
Wyeth              WYE       983024100  04/24/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote to ratify              Issuer      Yes           For           For
                                                   PriceWaterHouseCoopers
                                                   as our independent
                                                   registered public
                                                   accounting firm for 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote to amend and           Issuer      Yes           Against       Against
                                                   restate the Wyeth 2005
                                                   stock incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote to adopt the Wyeth     Issuer      Yes           Against       Against
                                                   2008 Non-Employee
                                                   Director Stock Incentive
                                                   Plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   reporting the Company's     holder
                                                   political contributions
                                                   and trade association
                                                   payments
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   adoption of a by-law for    holder
                                                   the recoupment of
                                                   incentive bonuses
----------------------------------------------------------------------------------------------------------------------------------
International      IBM       459200101  04/29/08   Directors recommend a       Issuer      Yes           For           For
Business Machines                                  vote for election of the
                                                   following nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratificaton of              Issuer      Yes           For           For
                                                   appointment of
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   cumulative voting           holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   executive compensation      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           For           Against
                                                   board committee on human    holder
                                                   rights
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   special meetings            holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           For           Against
                                                   advisory vote on            holder
                                                   executive compensation
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson  JNJ       478160104  04/24/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   registered public
                                                   accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           For           For
                                                   advisory vote on            holder
                                                   executive compensation
                                                   policies and disclosure
----------------------------------------------------------------------------------------------------------------------------------
BP                 BP        055622104  04/17/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To receive the              Issuer      Yes           For           For
                                                   Directors' annual report
                                                   and accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the              Issuer      Yes           For           For
                                                   Directors' remuneration
                                                   report
----------------------------------------------------------------------------------------------------------------------------------
                                                   To reappoint Ernst and      Issuer      Yes           For           For
                                                   Young as auditors and
                                                   authorize the board to
                                                   set their remuneration
----------------------------------------------------------------------------------------------------------------------------------
                                                   Special resolution: To      Security    Yes           For           For
                                                   adopt new articles of       holder
                                                   association
----------------------------------------------------------------------------------------------------------------------------------
                                                   Special resolution: To      Security    Yes           For           For
                                                   give limited authority      holder
                                                   to allot shares up to a
                                                   specified amount
----------------------------------------------------------------------------------------------------------------------------------
                                                   Special resolution: to      Security    Yes           For           For
                                                   give authority to allot     holder
                                                   a limited number of
                                                   shares for cash free of
                                                   pre-emptive rights
----------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc   GCI       364730101  04/30/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of Ernst &
                                                   Young as the company's
                                                   independent registered
                                                   public accounting firm
                                                   for the 2008 fiscal year
----------------------------------------------------------------------------------------------------------------------------------
Wolverine World    WWW       978097103  04/17/08   Directors recommend a       Issuer      Yes           For           For
Wide Inc                                           vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to ratify the      Issuer      Yes           For           For
                                                   appointmnet of Ernst &
                                                   Young as independent
                                                   auditors for the current
                                                   fiscal year
----------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams   SHW       824348106  04/16/08   Directors recommend a       Issuer      Yes           For           For
Co.                                                vote for election of
                                                   all  nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   relating to majority        holder
                                                   voting
----------------------------------------------------------------------------------------------------------------------------------
Nokia Corporation  NOK       654902204  05/08/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the annual      Issuer      Yes           For           For
                                                   accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           For           For
                                                   Distribution of the
                                                   profit for the year,
                                                   payment of dividend
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           For           For
                                                   discharge of the
                                                   chairman, the members of
                                                   the Board of Directors
                                                   and the President from
                                                   liability
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           For           For
                                                   remuneration to the
                                                   members of the Board of
                                                   Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the number      Issuer      Yes           For           For
                                                   of the members of the
                                                   Borad of Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the auditor     Issuer      Yes           For           For
                                                   remuneration
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           For           For
                                                   re-election of
                                                   PriceWaterHouseCoopers
                                                   as the auditors for
                                                   fiscal year 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           For           For
                                                   authorization to the
                                                   Board of Directors to
                                                   resolve to repurchase
                                                   Nokia shares
----------------------------------------------------------------------------------------------------------------------------------
                                                   Agreement for legal         Issuer      Yes           For           For
                                                   counsel to vote on the
                                                   shareholder's behalf on
                                                   procedural matters
----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp        DLX       248019101  04/30/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as Deluxe Corporation's
                                                   independent registered
                                                   public accounting firm
                                                   for the year ending
                                                   12/31/2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the Deluxe      Issuer      Yes           Against       Against
                                                   Corporation 2008 annual
                                                   incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the Deluxe      Issuer      Yes           Against       Against
                                                   Corporation 2008 stock
                                                   incentive plan
----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool      ITW       452308109  05/02/08   Election of all nominees    Issuer      Yes           For           For
Works Inc
----------------------------------------------------------------------------------------------------------------------------------
                                                   Reapproval of the           Issuer      Yes           Against       Against
                                                   performance factors and
                                                   award limit under the
                                                   executive incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratifacation of the         Issuer      Yes           For           For
                                                   appointment of Deloitte
                                                   & Touche as ITW's
                                                   independent public
                                                   accountants for 2008
----------------------------------------------------------------------------------------------------------------------------------
MKS Instruments    MKSI      55306N104  05/05/08   Directors recommend a       Issuer      Yes           For           For
Inc                                                vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   indpendent auditors for
                                                   the year ending 12/31/08
----------------------------------------------------------------------------------------------------------------------------------
United Parcel      UPS       911312106  05/08/08   Directors recommend a       Issuer      Yes           For           For
Service Inc                                        vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratificaton of the          Issuer      Yes           For           For
                                                   appointment of Deloitte
                                                   & Touche as UPS's
                                                   indpendent registered
                                                   public accountants for
                                                   the year ending 12/31/08
----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline    GSK       37733W105  05/21/08   To receive and adopt the    Issuer      Yes           For           For
PLC                                                Directors' report and
                                                   the financial statements
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the              Issuer      Yes           For           For
                                                   remuneration report
----------------------------------------------------------------------------------------------------------------------------------
                                                   To  elect all nominees      Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-appointment of           Issuer      Yes           For           For
                                                   auditors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Remuneration of auditors    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   To authorise the company    Issuer      Yes           For           For
                                                   to make donations to EU
                                                   political organisations
                                                   and incur EU political
                                                   expenditure
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to allot shares   Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Disapplication of           Issuer      Yes           For           For
                                                   pre-emption
                                                   rights(special
                                                   resolution)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority for the           Issuer      Yes           For           For
                                                   company to purhcase its
                                                   own shares (special
                                                   resolution)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adopt new articles of       Issuer      Yes           For           For
                                                   association (special
                                                   resolution)
----------------------------------------------------------------------------------------------------------------------------------
Idearc Inc         IAR       451663108  05/01/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the 2008        Issuer      Yes           Against       Against
                                                   incenitve compensation
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of Ernst &     Issuer      Yes           For           For
                                                   Young as Idearc's
                                                   indpendent registered
                                                   public accounting firm
                                                   for 2008
----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp VLO       91913Y100  5/01/08    Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the appointment      Issuer      Yes           For           For
                                                   of KPMG as Valero's
                                                   independent registered
                                                   public accounting firm
                                                   for 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote on a stockholder       Security    Yes           Against       For
                                                   proposal entitled           holder
                                                   "Prohibition of
                                                   Executive Officer stock
                                                   sales during stock
                                                   repurchase periods"
----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote on a stockholder       Security    Yes           Against       For
                                                   proposal entitled,          holder
                                                   "Stockholder
                                                   ratification of
                                                   executive compensation"
----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote on a stockholder       Security    Yes           For           Against
                                                   proposal entitled,          holder
                                                   "Disclosure of corporate
                                                   political contributions"
----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp  MRO       565849106  04/30/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as our independent
                                                   auditor fo 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal to     Security    Yes           Against       For
                                                   amend our by-laws to        holder
                                                   allow stockholders to
                                                   call special meetings
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal to     Security    Yes           Against       For
                                                   adopt a policy for          holder
                                                   ratification of
                                                   executive compensation
----------------------------------------------------------------------------------------------------------------------------------
BASF SE            BASFY     055262505  04/24/08   Adoption of a resolution    Issuer      Yes           For           For
                                                   on  the appropriation of
                                                   profit
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of a resolution    Issuer      Yes           For           For
                                                   giving formal approval
                                                   to the actions of the
                                                   members of the
                                                   supervisory board
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of a resolution    Issuer      Yes           For           For
                                                   giving formal approval
                                                   to the actions of the
                                                   members of the Board of
                                                   Executive Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of an auditor      Issuer      Yes           For           For
                                                   for the financial year
                                                   2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to buy        Issuer      Yes           For           For
                                                   back shares and to put
                                                   them to further use
                                                   including the
                                                   authorization to redeem
                                                   bought back shares and
                                                   reduce capital
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of control and     Issuer      Yes           For           For
                                                   profit and loss transfer
                                                   agreements: agreement
                                                   with BASF
                                                   Beteiligungsgesellschaft
                                                   MBH
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of control and     Issuer      Yes           For           For
                                                   profit and loss transfer
                                                   agreements: agreement
                                                   with BASF Bank GMBH
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of a resolution    Issuer      Yes           For           For
                                                   on the new division of
                                                   the share captial (share
                                                   split) and the amendment
                                                   of the articles of
                                                   association
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of resolutions     Issuer      Yes           For           For
                                                   on the amendment of the
                                                   articles of association:
                                                   amendment of article 14
                                                   paragraph 2
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of resolutions     Issuer      Yes           For           For
                                                   on the amendment of the
                                                   articles of
                                                   association:amendment of
                                                   article 17, paragraph 1
----------------------------------------------------------------------------------------------------------------------------------
Tempur Pedic Intl  TPX       88023U101  05/06/08   Directors recommend a       Issuer      Yes           For           For
Inc                                                vote for eleciton of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment to the 2003       Issuer      Yes           Against       Against
                                                   equity incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of Ernst &     Issuer      Yes           For           For
                                                   Young as indpendent
                                                   auditors
----------------------------------------------------------------------------------------------------------------------------------
Under Armour Inc   UA        904311107  05/06/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of executive       Issuer      Yes           Against       Against
                                                   annual incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
Pepsico            PEP       713448108  05/07/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of indpendent      Issuer      Yes           For           For
                                                   registered public
                                                   accountants
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal -      Security    Yes           For           Against
                                                   Beverage Container          holder
                                                   Recycling report
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal -      Security    Yes           Against       For
                                                   genetically engineered      holder
                                                   products report
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal -      Security    Yes           For           Against
                                                   Right to Water Policy       holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal -      Security    Yes           Against       For
                                                   Global warming report       holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal -      Security    Yes           Against       For
                                                   Advisory Vote on            holder
                                                   Compensation
----------------------------------------------------------------------------------------------------------------------------------
3M corporation     MMM       88579Y101  05/13/08   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the appointment      Issuer      Yes           For           For
                                                   of
                                                   Pricewaterhousecoopers
                                                   as independent Public
                                                   Accounting Firm for
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the long term    Issuer      Yes           Against       Against
                                                   incentive plan
----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp        KSS       500255104  04/30/08   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify appointment of       Issuer      Yes           For           For
                                                   Ernst & Young as
                                                   independent registered
                                                   Public Accounting Firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   regarding the election      holder
                                                   of Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   regarding an executive      holder
                                                   compensation plan
----------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne Inc  LIZ       539320101  05/15/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal        Security    Yes           Against       For
                                                   concerning simple           holder
                                                   majority vote
----------------------------------------------------------------------------------------------------------------------------------
International      IBM       459200101  04/29/08   Directors recommend a       Issuer      Yes           For           For
Business Machines                                  vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   cumulative voting           holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   executive compensation      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           For           Against
                                                   board committee on human    holder
                                                   rights
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   special meetings            holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           For           Against
                                                   advsiory vote on            holder
                                                   executive compensation
----------------------------------------------------------------------------------------------------------------------------------
Sigma Aldrich Corp SIAL      826552101  05/06/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of KPMG as     Issuer      Yes           For           For
                                                   the company's
                                                   independent registered
                                                   public accountant for
                                                   2008
----------------------------------------------------------------------------------------------------------------------------------
Advanced Energy    AEIS      007973100  05/07/08   Directors recommend a       Issuer      Yes           For           For
Industries                                         vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of the             Issuer      Yes           Against       Against
                                                   2008  omnibus incentive
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of Grant
                                                   Thornton LLP as the
                                                   independent registered
                                                   public accounting firm
                                                   for 2008
----------------------------------------------------------------------------------------------------------------------------------
Amgen              AMGN      031162100  05/07/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   of Ernst & Young as the
                                                   company's indpendent
                                                   registered public
                                                   accountants for the
                                                   fiscal year
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal        Security    Yes           Against       For
                                                   (simple majority vote)      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal        Security    Yes           Against       For
                                                   (animal welfare)            holder
----------------------------------------------------------------------------------------------------------------------------------
O N Semiconductor  ONNN      682189105  05/14/08   Directors recommend a       Issuer      Yes           For           For
Corp                                               vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
Waters Corporation WAT       941848103  05/14/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   independent registered
                                                   Public accounting firm
                                                   for the f/y ending
                                                   12/31/08
----------------------------------------------------------------------------------------------------------------------------------
The Dow Chemical   DOW       260543103  05/15/08   Directors recommend a       Issuer      Yes           For           For
Company                                            vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of the
                                                   indpendent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   chemicals with links to     holder
                                                   respiratory problems
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   environmental               holder
                                                   remediation in the
                                                   midland area
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   genetically engineered      holder
                                                   seed
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal on     Security    Yes           Against       For
                                                   a compensation plan         holder
----------------------------------------------------------------------------------------------------------------------------------
Medco Health       MHS       58405U102  05/22/08   Election of all nominees    Issuer      Yes           For           For
Solutions
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as the indpendent
                                                   registered public
                                                   accounting firm of the
                                                   company for the 2008
                                                   fiscal yar
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of proposed        Issuer      Yes           For           For
                                                   amendment to the
                                                   company's certificate of
                                                   incorporation to
                                                   increase the number of
                                                   authorized shares of the
                                                   company's common stock
                                                   from 1,000,000,000
                                                   shares to 2,000,000,000
                                                   shares
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal        Security    Yes           Against       For
                                                   regarding executive         holder
                                                   compensation
----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp        SAF       786429100  05/07/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the appointment      Security    Yes           For           For
                                                   of Ernst & Young as         holder
                                                   Safeco's indpendent
                                                   registered public
                                                   accounting firm for 2008.
----------------------------------------------------------------------------------------------------------------------------------
Health Net Inc     HNT       42222G108  05/08/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   of Deloitte and  Touche
                                                   as our independent
                                                   registered public
                                                   accounting firm for 2008
----------------------------------------------------------------------------------------------------------------------------------
Intel Corporation  INTC      458140100  05/21/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of Ernst &     Issuer      Yes           For           For
                                                   Young as our independent
                                                   registered public
                                                   accounting firm for the
                                                   current year
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal to     Security    Yes           Against       For
                                                   amend the bylaws to         holder
                                                   establish a board
                                                   committee on
                                                   sustainability
----------------------------------------------------------------------------------------------------------------------------------
Sanofli-Aventis    SNY       80105N105  05/14/08   Approval of the             Issuer      Yes           For
                                                   individual company
                                                   financial statements for
                                                   the year ended 12/31/07
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           For
                                                   consolidated financial
                                                   statements for the year
                                                   ended 12/31/07
----------------------------------------------------------------------------------------------------------------------------------
                                                   Appropration of profits,    Issuer      Yes           For
                                                   declaration of dividend
----------------------------------------------------------------------------------------------------------------------------------
                                                   Vote for all nominees       Issuer      Yes           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of transactions    Issuer      Yes           Against
                                                   covered by the statutory
                                                   auditors's special
                                                   report prepared in
                                                   accordance with article
                                                   L-225-40 of the
                                                   commercial code-
                                                   commitments in favor
                                                   of  Mr. Jean-Francoies
                                                   Dehecq
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of transactions    Issuer      Yes           Against
                                                   covered by the statutory
                                                   auditors's special
                                                   report prepared in
                                                   accordance with article
                                                   L 225-40 of the
                                                   commercial code
                                                   -  commitments in favor
                                                   of Mr. Gerard Le Fur
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to the        Issuer      Yes           Against
                                                   Board of Directors to
                                                   carry out transactons in
                                                   shares issued by the
                                                   company
----------------------------------------------------------------------------------------------------------------------------------
                                                   Powers for formalities      Issuer      Yes           For
----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corporation TSO       881609101  05/06/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve amendments to    Issuer      Yes           Against       Against
                                                   the Tesoro Corporation's
                                                   2006 long term incentive
                                                   plan to increae the
                                                   shares available for
                                                   option grants from
                                                   2,250,000 to 5,250,000
                                                   shres, all as more fully
                                                   described in the proxy
                                                   statement
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of Ernst &
                                                   Young as the company's
                                                   independent auditors for
                                                   2008
----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare   AHG       037933108  05/09/08   Directors recommend a       Issuer      Yes           For           For
Group                                              vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of Deloitte
                                                   & Touche as the
                                                   company's independent
                                                   registered public
                                                   accounting firm for the
                                                   f/y ending 12/31/08
----------------------------------------------------------------------------------------------------------------------------------
Gen-Probe Inc.     GPRO      36866T103  05/15/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to ratify the      Issuer      Yes           For           For
                                                   selection of Ernst &
                                                   Young as the company's
                                                   independent auditors for
                                                   the fiscal year ending
                                                   12/31/08
----------------------------------------------------------------------------------------------------------------------------------
Ensco              ESV       26874Q100  05/22/08   Election of all nominees    Issuer      Yes           For           For
International Inc
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   audit committee's
                                                   appointmnet of KPMG as
                                                   our independent
                                                   registered public
                                                   accounting firm for 2008.
----------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp     MCD       580135101  05/22/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           For           For
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican   CMG       169656105  05/21/08   Election of Directors       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amended and restated        Issuer      Yes           For           For
                                                   2006 cash incentive
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amended and restated        Issuer      Yes           Against       Against
                                                   2006 stock incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Employee stock purchase     Issuer      Yes           For           For
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify Ernst & Young as     Issuer      Yes           For           For
                                                   the company's
                                                   independent registered
                                                   public accounting firm
                                                   for the 2008 fiscal
----------------------------------------------------------------------------------------------------------------------------------
Home Depot         HD        437076102  05/22/08   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify the appointment      Issuer      Yes           For           For
                                                   of KPMG as independent
                                                   registered public
                                                   accounting firm for the
                                                   fiscal year ending
                                                   2/1/2009.  To approve
                                                   the material terms of
                                                   officer performance
                                                   goals under the
                                                   management incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the material     Issuer      Yes           Against       Against
                                                   terms of officer
                                                   performance goals under
                                                   the management incentive
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve an amendment     Issuer      Yes           For           For
                                                   of the company's
                                                   employeee stock purchase
                                                   plan to increase the
                                                   number of reserved shares
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   regarding political         holder
                                                   nonpartisanship
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   regarding special           holder
                                                   shareholder meetings
----------------------------------------------------------------------------------------------------------------------------------
                                                   sharheolder proposal        Security    Yes           Against       For
                                                   regarding employment        holder
                                                   diversity report
                                                   disclosure
----------------------------------------------------------------------------------------------------------------------------------
                                                   shareholder proposal        Security    Yes           For           Against
                                                   regarding executive         holder
                                                   officer compensation
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   regarding pay for           holder
                                                   superior performance
----------------------------------------------------------------------------------------------------------------------------------
Target Corporation TGT       87612E106  05/22/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Company proposal to         Issuer      Yes           For           For
                                                   ratify the appointment
                                                   of Ernst & Young as
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
The Pepsi          PBG       713409100  05/28/08   Election of all nominees    Issuer      Yes           For           For
Bottling Group Inc
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the             Issuer      Yes           For           For
                                                   company's amended and
                                                   restated certificate of
                                                   incorporation
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of an amendment    Issuer      Yes           Against       Against
                                                   ot the company's 2004
                                                   long term incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of Deloitte
                                                   & Touche as the
                                                   company's independent
                                                   registered public
                                                   accounting firm for
                                                   fiscal year 2008
----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co       TIF       886547108  05/15/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   selection of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   independent registered
                                                   public accounting firm
                                                   for fiscal year 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the Tiffany     Issuer      Yes           Against       Against
                                                   & Co. 2008 Directors
                                                   Equity compensation plan
----------------------------------------------------------------------------------------------------------------------------------
ConcocoPhillips    COP       20825C104  05/14/08   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   To amend amended and        Issuer      Yes           For           For
                                                   restated by laws and
                                                   restated certificate of
                                                   incorporation to provide
                                                   for the annual election
                                                   of Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify appointment of    Issuer      Yes           For           For
                                                   Ernst & Young as
                                                   Conocophillips
                                                   independent registered
                                                   public accounting firm
                                                   for 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Qualifications for          Security    Yes           Against       For
                                                   Director Nominees           holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Report on recognition of    Security    Yes           For           Against
                                                   indigenous rights           holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Advisory vote on            Security    Yes           For           Against
                                                   executive compensation      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Political Contributions     Security    Yes           Against       For
                                                   report                      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Greenhouse gas reduction    Security    Yes           Against       For
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Community accountability    Security    Yes           For           Against
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Drilling in sensitive       Security    Yes           For           Against
                                                   protected areas             holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Environmental impact        Security    Yes           For           Against
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Global warming              Security    Yes           Against       For
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
Anixter            AXE       035290105  05/13/08   Vote for all nominees       Issuer      Yes           For           For
International
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of Ernst &     Issuer      Yes           For           For
                                                   Young as independent
                                                   auditors
----------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics  DGX       74834L100  05/16/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as our independent
                                                   registered public
                                                   accounting firm for 2008
----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp   XOM       30231G102  05/28/08   The Directors recommend     Issuer      Yes           For           For
                                                   a vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   independent auditors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposals       Security    Yes           Against       For
                                                   prohibited                  holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Director nominee            Security    Yes           Against       For
                                                   qualifications              holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Board Chairmand and CEO     Security    Yes           Against       For
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder return policy   Security    Yes           Against       For
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Sharheolder advisory        Security    Yes           For           Against
                                                   vote on executive           holder
                                                   compensation
----------------------------------------------------------------------------------------------------------------------------------
                                                   Executive compensation      Security    Yes           Against       For
                                                   report                      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Incentive pay recoupment    Security    Yes           For           Against
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Corporate sponsorhisps      Security    Yes           Against       For
                                                   report                      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Political contributons      Security    Yes           Against       For
                                                   report                      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment of EEO Policy     Security    Yes           For           Against
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Community enviornmental     Security    Yes           For           Against
                                                   impact                      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   ANWR drilling report        Security    Yes           For           Against
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Greenhouse gas emissions    Security    Yes           Against       For
                                                   goals                       holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   CO2 information at the      Security    Yes           Against       For
                                                   pump                        holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Climate change and          Security    Yes           Against       For
                                                   technology report           holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Energy technology report    Security    Yes           Against       For
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Renewable energy policy     Security    Yes           Against       For
                                                                               holder
----------------------------------------------------------------------------------------------------------------------------------
Viropharma Inc     VPHM      928241108  05/23/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment of 2005 Equity    Issuer      Yes           Against       Against
                                                   incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of KPMG as
                                                   our independent
                                                   registered public
                                                   accounting firm for the
                                                   fiscal year ending
                                                   12/31/08
----------------------------------------------------------------------------------------------------------------------------------
Nano Proprietary   NNPP      63007X108  05/20/08   Directors recommend a       Issuer      Yes           For           For
Inc                                                vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the amendment    Issuer      Yes           For           For
                                                   to amend the amended and
                                                   restated articles of
                                                   incorporation to change
                                                   the name of the company
                                                   from Nano-Proprietary,
                                                   Inc to applied nanotech
                                                   holdings, Inc
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the amended       Issuer      Yes           Against       Against
                                                   and restated 2002 equity
                                                   compensation plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the              Issuer      Yes           For           For
                                                   appointment of Padgett
                                                   Stratemann & Co., LLP as
                                                   auditor for fiscal year
                                                   2008
----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell  RDSA      780259206  05/20/08   Adoption of annual          Issuer      Yes           For           For
                                                   report and accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of remuneration    Issuer      Yes           For           For
                                                   report
----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-appointment of           Issuer      Yes           For           For
                                                   auditors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Remuneration of auditors    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to allot shares   Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Disapplication of           Issuer      Yes           For           For
                                                   pe-emption
                                                   rights(special
                                                   resolution)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to purchase       Issuer      Yes           For           For
                                                   own shares
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority for certain       Issuer      Yes           For           For
                                                   donations and expenditure
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendments to long-term     Issuer      Yes           Against       Against
                                                   incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendments to restricted    Issuer      Yes           Against       Against
                                                   share plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of new articles    Issuer      Yes           For           For
                                                   of association
----------------------------------------------------------------------------------------------------------------------------------
Amazon.com         AMZN      023135106  05/29/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of Ernst &
                                                   Young as the company's
                                                   independent auditors for
                                                   2008
----------------------------------------------------------------------------------------------------------------------------------
King               KG        495582108  05/29/08   Directors recommend a       Issuer      Yes           For           For
Pharmaceuticals                                    vote for eleciton of all
Inc                                                nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as the independent
                                                   registered public
                                                   accounting firm for 2008
----------------------------------------------------------------------------------------------------------------------------------
Shire PLC          SHPGY     82481R106  05/09/08   To approve the proposed     Issuer      Yes           For           For
                                                   scheme of arrangement
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the scheme of    Issuer      Yes           For           For
                                                   arrangement and related
                                                   matters
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the reduction    Issuer      Yes           For           For
                                                   of Capital of Shire
                                                   Limited
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the adoption     Issuer      Yes           For           For
                                                   by Shire Limited of the
                                                   Shire sharesave scheme
                                                   and to approve the
                                                   authorization given to
                                                   the Directors of Shire
                                                   limmited in relation
                                                   thereto
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the adoption     Issuer      Yes           For           For
                                                   by Shire limited of the
                                                   Shire employee stock
                                                   purchase plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the adoption     Issuer      Yes           Abstain       Abstain
                                                   by Shire Limited of Part
                                                   A of the Shire portfolio
                                                   share plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the adoption     Issuer      Yes           Abstain       Abstan
                                                   by Shire limited of Part
                                                   B of the Shire portfolio
                                                   share plan
----------------------------------------------------------------------------------------------------------------------------------
Lowes              LOW       548661107  05/30/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of Deloitte
                                                   & Touche as the
                                                   company's independent
                                                   registered public
                                                   accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the              Issuer      Yes           For           For
                                                   amendments to Lowe's
                                                   articles of
                                                   incorporation
                                                   eliminating the
                                                   classified structure of
                                                   the Board of Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   regarding supermajority     holder
                                                   vote requirements
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal        Security    Yes           Against       For
                                                   regarding executive         holder
                                                   compensation plan
----------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale     BJ        05548J106  05/22/08   Election of all nominees    Issuer      Yes           For           For
Club Inc
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the 2008        Issuer      Yes           Against       Against
                                                   amended and restated
                                                   management incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the 2008        Issuer      Yes           Against       Against
                                                   amended and restated
                                                   growth incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   audit committee's
                                                   selection of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   indpendent registered
                                                   public accounting firm
                                                   for the fiscal year
                                                   ending 1/31/09
----------------------------------------------------------------------------------------------------------------------------------
Chevron            CVX       166764100  05/28/08   A vote for all nominees     Issuer      Yes           For           For
Corporation
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to amend           Issuer      Yes           For           For
                                                   Chevron's restated
                                                   certificate of
                                                   incorporation to
                                                   increase the number of
                                                   authorized shares of
                                                   common stock
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adopt policy to separate    Security    Yes           Against       For
                                                   the CEO/Chairman            holder
                                                   positions
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adopt policy and report     Security    Yes           For           Against
                                                   on human rights             holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Report on Environmental     Security    Yes           For           Against
                                                   impact of Canadian Oil      holder
                                                   Sands Operations
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adopt goals and report      Security    Yes           Against       For
                                                   on Greenhouse gas           holder
                                                   emissions
----------------------------------------------------------------------------------------------------------------------------------
                                                   Review and report on        Security    Yes           Against       For
                                                   guidelines for country      holder
                                                   selection
----------------------------------------------------------------------------------------------------------------------------------
                                                   Report on host country      Security    Yes           For           Against
                                                   laws                        holder
----------------------------------------------------------------------------------------------------------------------------------
Talbots Inc.       TLB       874161102  05/22/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To Amend and Re-approve     Issuer      Yes           Against       Against
                                                   under internal revenue
                                                   code section 162(M) the
                                                   material terms of
                                                   performance based awards
                                                   under the 2003 executive
                                                   stock based incentive
                                                   plan.  No additonal
                                                   shares are being
                                                   proposed for approval
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of Deloitte
                                                   & Touche as independent
                                                   registered public
                                                   accounting firm for the
                                                   2008 fiscal year
----------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd         GRMN      G37260109  06/06/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of Ernst &
                                                   Young as Garmin's
                                                   independent registered
                                                   public accounting firm
                                                   for the 2008 fiscal yar
----------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear    PSUN      694873100  05/28/08   Directors recommend a       Issuer      Yes           For           For
of California                                      vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of Deloitte
                                                   & Touche as the
                                                   company's idpendent
                                                   registered public
                                                   accounting firm for
                                                   fiscal year ending Jan.
                                                   31, 2009
----------------------------------------------------------------------------------------------------------------------------------
Netgear Inc        NTGR      64111Q104  06/03/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to approve         Issuer      Yes           Against       Against
                                                   amendments to the
                                                   Netgear, Inc. 2006 long
                                                   term incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to approve the     Issuer      Yes           For           For
                                                   adoption of the Netgear,
                                                   Inc. executive bonus plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to ratify the      Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as our independent
                                                   registered public
                                                   accounting firm
----------------------------------------------------------------------------------------------------------------------------------
Arthrocare Corp    ARTC      43136100   05/29/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the amendment    Issuer      Yes           Against       Against
                                                   of the company's 2003
                                                   amended and restated
                                                   incentive stock plan to
                                                   among other
                                                   modifications increase
                                                   the number of shares of
                                                   common stock reserved
                                                   for issuance thereunder
                                                   by 1,200,000
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWatreHouseCoopers
                                                   as the company's
                                                   indpendent accountants
                                                   for the 2008 fiscal year
----------------------------------------------------------------------------------------------------------------------------------
Ceradyne Inc       CRDN      156710105  06/17/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve the appointment     Issuer      Yes           For           For
                                                   of
                                                   PriceWaterHouseCoopers
                                                   as independent
                                                   registered public
                                                   accounting firm for year
                                                   ending 12/31/08
----------------------------------------------------------------------------------------------------------------------------------
Walmart Stores     WMT       931142103  06/06/08   Vote for all nominees       Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of Management      Issuer      Yes           Against       Against
                                                   Incenitve plan as
                                                   amended and restated
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of Ernst &     Issuer      Yes           For           For
                                                   Young as independent
                                                   accountants
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amend Equal employment      Security    Yes           For           Against
                                                   opportunity policy          holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Pay for superior            Security    Yes           Against       For
                                                   performance                 holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Recoupment of Senior        Security    Yes           Against       For
                                                   Executive Compensation      holder
                                                   policy
----------------------------------------------------------------------------------------------------------------------------------
                                                   Establish human rights      Security    Yes           For           Against
                                                   committee                   holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   Advisory vote on            Security    Yes           For           Against
                                                   executive compensation      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   political contributions     Security    Yes           Against       For
                                                   reprot                      holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   social and reputation       Security    Yes           Against       For
                                                   impact report               holder
----------------------------------------------------------------------------------------------------------------------------------
                                                   special shareholders'       Security    Yes           Against       For
                                                   meeting                     holder
----------------------------------------------------------------------------------------------------------------------------------
Dish Network Corp  DISH      25470M109  06/06/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of KPMG as
                                                   our independent
                                                   registered public
                                                   accounting firm for the
                                                   fiscal year ending
                                                   12/31/08
----------------------------------------------------------------------------------------------------------------------------------
                                                   The shareholder proposal    Security    Yes           For           Against
                                                   to amend the                holder
                                                   corporations' equal
                                                   opportunity policy
----------------------------------------------------------------------------------------------------------------------------------
                                                   To transact such other      Issuer      Yes           For           For
                                                   business as may properly
                                                   come before the annual
                                                   meeeting or any
                                                   adjournment therof
----------------------------------------------------------------------------------------------------------------------------------
Echostar           SATS      278768106  06/05/08   Directors recommend a       Issuer      Yes           For           For
Corporation                                        vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of KPMG as
                                                   our independent
                                                   registered public
                                                   accounting firm for
                                                   fiscal year ending
                                                   December 31, 2008
----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems Inc CTXS      177376100  05/30/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment to the 2005       Issuer      Yes           Against       Against
                                                   equity incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify Ernst & Young as     Issuer      Yes           For           For
                                                   the company's
                                                   independent registered
                                                   public accountants for
                                                   2008
----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran   FCX       35671D857  06/05/08   Directors recommend a       Issuer      Yes           For           For
Copper & Gold                                      vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   appointment of Ernst &
                                                   Young as independent
                                                   auditors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the proposed    Issuer      Yes           For           For
                                                   amendment to the
                                                   Freeport-McMoran Copper
                                                   & Gold Inc. amended and
                                                   restated certificate of
                                                   incorporation to
                                                   increase the number of
                                                   authorized shares of
                                                   common stock to
                                                   1,800,000.00
----------------------------------------------------------------------------------------------------------------------------------
Genesco Inc        GCO       371532102  06/18/08   Election of all nominees    Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of             Issuer      Yes           For           For
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec        BllB      09062X103  06/19/08   Directors recommend a       Issuer      Yes           For           For
Inc(white proxy)                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   indpendent registered
                                                   public accounting firm
                                                   for the fiscal year
                                                   ending 12/31/08
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve our 2008         Issuer      Yes           Against       Against
                                                   omnibus equity plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve our 2008         Issuer      Yes           Against       Against
                                                   performance based
                                                   management incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder proposal to     Security    Yes           For           Against
                                                   amend the company's         holder
                                                   bylaws
----------------------------------------------------------------------------------------------------------------------------------
Biovail            BVF       09067J109  06/25/08   To vote for all nominees    Issuer      Yes           For           For
Corp(yellow proxy)
----------------------------------------------------------------------------------------------------------------------------------
                                                   To re-appoint Ernst &       Issuer      Yes           For           For
                                                   Young as auditors to
                                                   hold office until the
                                                   close of the next annual
                                                   meeting of common
                                                   shareholders and to
                                                   authorize the Board of
                                                   Directors of Biovial to
                                                   fix the remuneration of
                                                   the auditors
----------------------------------------------------------------------------------------------------------------------------------
Abercrombie &      ANF       002896207  06/11/08   Directors recommend a       Issuer      Yes           For           For
Fitch                                              vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as the company's
                                                   independent registered
                                                   public accounting firm
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the              Security    Yes           Against       For
                                                   stockholder proposal        holder
                                                   described in the proxy
                                                   statement, if the
                                                   proposal is properly
                                                   presented at the annual
                                                   meeting(majority vote
                                                   for Directors)
----------------------------------------------------------------------------------------------------------------------------------
Crocs Inc          CROX      227046109  06/26/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratification of the         Issuer      Yes           For           For
                                                   appointment of Deloitte
                                                   & Touche as our
                                                   independent auditors for
                                                   fiscal year 2008
----------------------------------------------------------------------------------------------------------------------------------
Taiwan             TSM       874039100  06/13/08   To accept 2007 business     Issuer      Yes           For           For
Semiconductor                                      report and financial
                                                   statements
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the proposal     Issuer      Yes           For           For
                                                   for distribution of 2007
                                                   profits
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve the              Issuer      Yes           For           For
                                                   capitalization of 2007
                                                   dividends, 2007 employee
                                                   profit sharing and
                                                   capital surplus
----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc   ARO       007865108  06/18/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   by the audit committee
                                                   of the Board of
                                                   Directors, of Deloitte &
                                                   Touche as the company's
                                                   independent auditors for
                                                   the fiscal year ending
                                                   1/31/09
----------------------------------------------------------------------------------------------------------------------------------
Semtech Corp       SMTC      816850101  06/26/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to ratify the      Issuer      Yes           For           For
                                                   selection of Ernst &
                                                   Young as the company's
                                                   independent registered
                                                   public accountant for
                                                   the current fiscal year
----------------------------------------------------------------------------------------------------------------------------------
                                                   Proposal to approve the     Issuer      Yes           Against       Against
                                                   Semtech corporation 2008
                                                   long term equity
                                                   incentive plan
----------------------------------------------------------------------------------------------------------------------------------
Broadcom           BRCM      111320107  06/19/08   Directors recommend a       Issuer      Yes           For           For
Corporation                                        vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve an amendment     Issuer      Yes           Against       Against
                                                   and restatement of
                                                   Broadcom's 1998 stock
                                                   incentive plan, as
                                                   previously amended and
                                                   restated, all as more
                                                   fully described in the
                                                   proxy statement
----------------------------------------------------------------------------------------------------------------------------------
                                                   To  approve an amendment    Issuer      Yes           Against       Against
                                                   and restatement of
                                                   Broadcom's 1998 employee
                                                   stock purchse plan, as
                                                   previously amended and
                                                   restated, all as moe
                                                   fully described in the
                                                   proxy statement
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes           For           For
                                                   appointment of KPMG as
                                                   the company's
                                                   independent registered
                                                   public accounting firm
                                                   for the year ending
                                                   12/31/08
----------------------------------------------------------------------------------------------------------------------------------
Nvidia             NVDA      67066G104  06/19/08   A vote for all nominees     Issuer      Yes           For           For
----------------------------------------------------------------------------------------------------------------------------------
                                                   To approve an amendment     Issuer      Yes           For           For
                                                   to the Nvidia
                                                   corporation certificate
                                                   of incorporation
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the selection     Issuer      Yes           For           For
                                                   of
                                                   PriceWaterHouseCoopers
                                                   as Nvidia's independent
                                                   registered public
                                                   accounting firm for the
                                                   fiscal year ending
                                                   1/25/09
----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse    MW        587118100  06/25/08   Directors recommend a       Issuer      Yes           For           For
Inc                                                vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To consider and act upon    Issuer      Yes           Against       Against
                                                   a proposal to amend and
                                                   restate the company's
                                                   2004 long term incentive
                                                   plan to allow the
                                                   company's non-employee
                                                   Directors to particpate
                                                   in the plan and to
                                                   increase the number of
                                                   shares authorized for
                                                   issuance under the plan
----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Inc    DLTR      256746108  06/19/08   Directors recommend a       Issuer      Yes           For           For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the 2005        Issuer      Yes           For           For
                                                   employee stock purchase
                                                   plan holding company
                                                   amendment
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the 2003        Issuer      Yes           Against       Against
                                                   equity incentive plan
                                                   holding company amendment
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of the 2004        Issuer      Yes           Against       Against
                                                   executive officer equity
                                                   plan holding company
                                                   amendment
----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-approval of              Issuer      Yes           Against       Against
                                                   performance measures and
                                                   award limits in the 2003
                                                   equity incentive plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-approval of              Issuer      Yes           Against       Against
                                                   performance measures and
                                                   award limits in the 2004
                                                   executive officer equity
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-approval of              Issuer      Yes           For           For
                                                   performance measues and
                                                   award limits in the
                                                   executive officer cash
                                                   bonus plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of amendment to    Issuer      Yes           For           For
                                                   the 2004 executive
                                                   officer cash bonus plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of amendment to    Issuer      Yes           Against       Against
                                                   the 2004 executive
                                                   officer equity plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of amendments      Issuer      Yes           For           For
                                                   to the articles of
                                                   incorporation and bylaws
                                                   eliminating
                                                   supermajority
                                                   requirements
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder porposal to     Security    Yes           Against       For
                                                   eliminate classified        holder
                                                   Board of Directors
----------------------------------------------------------------------------------------------------------------------------------


Name of Fund: Hussman Strategic Total Return Fund
----------------------------------------------------------------------------------------------------------------------------------
For shareholder meetings held from July 1, 2007 through June 30, 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       How did the
                                                                                                        Fund Cast
                                                                              Proposed by               its Vote?   Did the Fund
                                        Shareholder                            Issuer or                  For,       vote For or
                   Ticker                 Meeting    Brief Identification      Security    Did the       Against,      Against
   Issuer Name     Symbol      CUSIP       Date      of the Matter Voted On     Holder?    Fund Vote?    Abstain     Management?
----------------------------------------------------------------------------------------------------------------------------------
Endesa            ELE       29258N107   09/25/07   Approval of amendment of    Issuer      Yes          For            For
                                                   article 32 of the
                                                   corporate
                                                   bylaws(limitation of
                                                   voting rights)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of amendment of    Issuer      Yes          For            For
                                                   article 37 of the
                                                   corporate bylaws(number
                                                   and types of Directors)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of amendment of    Issuer      Yes          For            For
                                                   article 38 of the
                                                   corporate bylaws(term of
                                                   Office of Director)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approval of amendment of    Issuer      Yes          For            For
                                                   article 42 of the
                                                   corporate
                                                   bylaws(incompatibilites
                                                   of Directors)
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorization to the        Issuer      Yes          For            For
                                                   Board of Directors for
                                                   the execution and
                                                   implementation of the
                                                   resolutions adopted at
                                                   the general meeting as
                                                   well as to substitute
                                                   the authorities it
                                                   receives from the
                                                   general meeting and
                                                   granting of authorities
                                                   for processing the said
                                                   resolutions as a public
                                                   insturment, all as more
                                                   fully described in the
                                                   proxy statement
----------------------------------------------------------------------------------------------------------------------------------
Harmony Gold      HMY       413216300   11/26/07   Vote for all nominees       Issuer      Yes          For            For
----------------------------------------------------------------------------------------------------------------------------------
                                                   To Fix the fees of          Issuer      Yes          For            For
                                                   Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Re-appointment of           Issuer      Yes          For            For
                                                   PriceWaterHouseCoopers
                                                   as external auditors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Placing 10% of the          Issuer      Yes          Against        Against
                                                   unissued ordinary shares
                                                   of the company under
                                                   Directors' control
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authorizing the             Issuer      Yes          Against        Against
                                                   Directors to issue
                                                   shares for cash
----------------------------------------------------------------------------------------------------------------------------------
Newmont Dining    NEM       651639106   04/23/08   Directors recommend a       Issuer      Yes          For            For
                                                   vote for election of all
                                                   nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ratify appointment of       Issuer      Yes          For            For
                                                   indpendent auditors for
                                                   2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal to     Security    Yes          Against        For
                                                   approve majority voting     holder
                                                   for the election of
                                                   Directors in a
                                                   non-contested election
                                                   if introduced at the
                                                   meeting
----------------------------------------------------------------------------------------------------------------------------------
                                                   Stockholder proposal        Security    Yes          Against        For
                                                   regarding independent       holder
                                                   Board Chairman if
                                                   introduced at the meeting
----------------------------------------------------------------------------------------------------------------------------------
Compania De       BVN       204448104   03/27/08   Approval of the annual      Issuer      Yes          For            For
Minas                                              report and the financial
Buenaventura                                       statements of the year
                                                   ended 12/31/2007
----------------------------------------------------------------------------------------------------------------------------------
                                                   Designation of the Board    Issuer      Yes          For            For
                                                   of Directors for the
                                                   years 2008 to 2010.
----------------------------------------------------------------------------------------------------------------------------------
                                                   Designation of the          Issuer      Yes          For            For
                                                   external auditors for
                                                   fiscal year 2008
----------------------------------------------------------------------------------------------------------------------------------
                                                   Distribution of             Issuer      Yes          For            For
                                                   Dividends according to
                                                   the Dividends policy
----------------------------------------------------------------------------------------------------------------------------------
                                                   Capital increase by         Issuer      Yes          For            For
                                                   capitalizing the result
                                                   from exposure to
                                                   inflation and
                                                   accumulated profits by
                                                   increasing the common
                                                   investment shares face
                                                   value from S/.4.00 to
                                                   S/.20.00 and the
                                                   consequent amendment of
                                                   the article 5 of the
                                                   by-laws
----------------------------------------------------------------------------------------------------------------------------------
                                                   Split the ADR's (2 per      Issuer      Yes          For            For
                                                   each 1 existing)
                                                   simulataneously with the
                                                   split of the common and
                                                   investment shares (2 per
                                                   each 1 existing) by the
                                                   modification of their
                                                   face value from S/.20.00
                                                   to S/.10.00 and the
                                                   consequent amendment of
                                                   the article 5 of the
                                                   by-laws
----------------------------------------------------------------------------------------------------------------------------------
Barrick Gold      ABX       067901108   05/06/08   Election of all nominees    Issuer      Yes          For            For
Corporation
----------------------------------------------------------------------------------------------------------------------------------
                                                   Resolution approving the    Issuer      Yes          For            For
                                                   appointment of
                                                   PriceWaterHouseCoopers
                                                   as the auditors of
                                                   Barrick and authorizing
                                                   the Directors to fix
                                                   their remuneration
----------------------------------------------------------------------------------------------------------------------------------
                                                   Special resolution          Issuer      Yes          For            For
                                                   confirming the repeal
                                                   and replacement of
                                                   by-law no. 1 of Barrick
                                                   as set out in the
                                                   accompanying management
                                                   proxy circular
----------------------------------------------------------------------------------------------------------------------------------
                                                   Shareholder resolution      Security    Yes          For            Against
                                                   set out in schedule C to    holder
                                                   the accompanying
                                                   management proxy
                                                   circular(water
                                                   environmental
                                                   protections)
----------------------------------------------------------------------------------------------------------------------------------
Aginco-Eagle      AEM       008474108   05/09/08   Vote for all nominees       Issuer      Yes          For            For
Mines Limited
----------------------------------------------------------------------------------------------------------------------------------
                                                   Appointment of Ernst &      Issuer      Yes          For            For
                                                   Young as auditors of the
                                                   corporation and
                                                   authorizing the
                                                   Directors to fix their
                                                   remuneration
----------------------------------------------------------------------------------------------------------------------------------
                                                   An ordinary resolution      Issuer      Yes          For            For
                                                   approving an amendment
                                                   to Agnico-Eagle's
                                                   employee share purchase
                                                   plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   An ordinary resolution      Issuer      Yes          Against        Against
                                                   approving an amendment
                                                   of Aginco-Eagle's stock
                                                   option plan
----------------------------------------------------------------------------------------------------------------------------------
                                                   An ordinary resolution      Issuer      Yes          For            For
                                                   confirming the adoption
                                                   of the amended and
                                                   restated by-laws of the
                                                   company
----------------------------------------------------------------------------------------------------------------------------------
Anglogold         AU        035128206   05/08/08   Adoption of Financial       Issuer      Yes          For            For
Ashanti Limited                                    statements
----------------------------------------------------------------------------------------------------------------------------------
                                                   Election of all nominees    Issuer      Yes          For            For
----------------------------------------------------------------------------------------------------------------------------------
                                                   General authority to        Issuer      Yes          For            For
                                                   Directors to allot and
                                                   issue ordianry shares
----------------------------------------------------------------------------------------------------------------------------------
                                                   Authority to Directors      Issuer      Yes          For            For
                                                   to issue ordinary shares
                                                   for cash
----------------------------------------------------------------------------------------------------------------------------------
                                                   Specific authority for      Issuer      Yes          For            For
                                                   Directors to allot and
                                                   issue ordianry shares in
                                                   terms of the golden
                                                   cycle transaction
----------------------------------------------------------------------------------------------------------------------------------
                                                   General authority For       Issuer      Yes          For            For
                                                   Directors to issue
                                                   convertible bonds
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendment to the            Issuer      Yes          Against        Against
                                                   Anglogold ashanti bonus
                                                   share plan 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amendments to the           Issuer      Yes          For            For
                                                   company's article of
                                                   association
----------------------------------------------------------------------------------------------------------------------------------
                                                   Acqusition of company's     Issuer      Yes          For            For
                                                   own shares
----------------------------------------------------------------------------------------------------------------------------------
Goldcorp          GG        380956409   05/20/08   Vote for all nominees       Issuer      Yes          For            For
----------------------------------------------------------------------------------------------------------------------------------
                                                   In respect of the           Issuer      Yes          For            For
                                                   appointment of Deloitte
                                                   & Touche chartered
                                                   accountatnts as auditors
                                                   and authorizing the
                                                   Directors to fix their
                                                   remuneration
----------------------------------------------------------------------------------------------------------------------------------
                                                   A resolution approving      Issuer      Yes          Against        Against
                                                   amendments to the
                                                   company's 2005 stock
                                                   option plan as more
                                                   particularly described
                                                   in the accomapnying
                                                   management information
                                                   circular
----------------------------------------------------------------------------------------------------------------------------------
                                                   A resolution approving      Issuer      Yes          Against        Against
                                                   amendments to the
                                                   company's restricted
                                                   share plan, as more
                                                   particularly described
                                                   in the accompanying
                                                   management information
                                                   circular
----------------------------------------------------------------------------------------------------------------------------------
                                                   A resolution confirming     Issuer      Yes          For            For
                                                   a new general by law for
                                                   the company as more
                                                   particularly described
                                                   in the accompanying
                                                   management information
                                                   circular
----------------------------------------------------------------------------------------------------------------------------------
Randgold          GOLD      752344309   04/26/08   Ordinary resolution -       Issuer      Yes          For            For
Resources                                          adoption of the
                                                   Directors' report and
                                                   accounts
----------------------------------------------------------------------------------------------------------------------------------
                                                   Ordinary resolution -       Issuer      Yes          For            For
                                                   elections of Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Adoption of the report      Issuer      Yes          For            For
                                                   of the remuneration
                                                   committee
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve the fees payable    Issuer      Yes          For            For
                                                   to Directors
----------------------------------------------------------------------------------------------------------------------------------
                                                   Auditors of the company     Issuer      Yes          For            For
----------------------------------------------------------------------------------------------------------------------------------
                                                   Increase of authorised      Issuer      Yes          For            For
                                                   share capital
----------------------------------------------------------------------------------------------------------------------------------
                                                   amend paragraph 4 of        Issuer      Yes          For            For
                                                   memorandum of association
----------------------------------------------------------------------------------------------------------------------------------
                                                   Amend article 4.1 of the    Issuer      Yes          For            For
                                                   articles of association
----------------------------------------------------------------------------------------------------------------------------------
                                                   Approve restricted share    Issuer      Yes          Against        Against
                                                   scheme
----------------------------------------------------------------------------------------------------------------------------------
Stillwater        SWC       86074Q102   05/08/08   Directors recommend a       Issuer      Yes          For            For
Mining Company                                     vote for all nominees
----------------------------------------------------------------------------------------------------------------------------------
                                                   To ratify the               Issuer      Yes          For            For
                                                   appointment of KPMG as
                                                   the company's
                                                   independent registered
                                                   accounting firm for 2008
----------------------------------------------------------------------------------------------------------------------------------
Anglogold Ashanti AU        035128206   05/22/08   General authority to        Issuer      Yes          For            For
                                                   allot and issue shares
                                                   by way of a renounceable
                                                   rights offer
----------------------------------------------------------------------------------------------------------------------------------